INVENTORIES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory	$ 1,614,520	$ 507,500	$ 573,800
Work-in-process [Member]
TopPop	162,783	0
Finished Goods [Member]
TopPop	755,649	0
Hooters brands	269,425	259,837	286,123
Bellissima brands	328,909	163,258	199,580
BiVi brands	47,439	47,439	48,132
Total finished goods	1,401,422	470,534	533,835
Raw Materials [Member]
Hooters brands	$ 50,315	36,966	39,965
Total raw materials		$ 36,966	$ 39,965